Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities:
Net income	$ 52.2	$ 61.8
Reconciliation of net income to net cash provided by operating activities:
Depreciation	23.7	24.6
Amortization	30.6	32.2
Lease expense	6.8	7.4
Stock-based compensation	14.9	12.7
Loss on extinguishment of debt	0.0	8.8
Deferred taxes	(1.1)	(2.3)
Other operating activities, net	4.2	6.0
Changes in assets and liabilities, excluding effects of acquisitions:
Receivables	(72.9)	(8.3)
Inventories	(30.8)	(64.9)
Contract assets	8.2	(3.3)
Prepaid expenses and other assets	20.6	32.5
Accounts payable	45.6	6.9
Accrued and other current liabilities	(24.7)	(58.9)
Contract liabilities	2.9	6.9
Other long-term liabilities	(12.6)	(8.9)
Net cash provided by operating activities	67.6	53.2
Investing activities:
Capital expenditures	(20.0)	(22.8)
Investment in securities	(10.2)	0.0
Acquisitions, net of cash acquired	0.0	(2.4)
Other investing activities, net	1.8	0.9
Net cash used in investing activities	(28.4)	(24.3)
Financing activities:
Proceeds from notes	0.0	740.7
Repayment of notes	0.0	(258.5)
Borrowings from revolving credit facility	0.0	500.0
Financing costs	0.0	(24.2)
Repurchases of common stock	(150.0)	(120.6)
Dividends paid	(28.4)	(28.3)
Proceeds from exercise of stock options	13.5	10.5
Withholding tax paid related to stock-based compensation	(7.6)	(6.4)
Other financing activities, net	(0.3)	(0.2)
Net cash used in financing activities	(172.8)	813.0
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1.4)	(5.4)
Change in cash and cash equivalents	(135.0)	836.5
Less: change in cash and cash equivalents of discontinued operations	1.1	1.2
Cash and cash equivalents at beginning of period	897.1	342.5
Cash and cash equivalents at end of period	$ 761.0	$ 1,177.8